                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                                       and

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                            DATED SEPTEMBER 20, 2010

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made on and after September 20, 2010:

                              PAYMENT
                            ENHANCEMENT
PAYMENT ENHANCEMENT LEVEL       RATE
-------------------------   -----------
Under $100,000                 4.25%
$100,000 - $499,999            6.25%
$500,000+                      7.25%

The Payment Enhancement Rate currently being offered may increase, decrease, or be eliminated by us at any time.

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.

Dated: September 20, 2010

                Please keep this Supplement with your Prospectus

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                                       and

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                            DATED SEPTEMBER 20, 2010

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made on and after September 20, 2010:

                              PAYMENT
                            ENHANCEMENT
PAYMENT ENHANCEMENT LEVEL       RATE
-------------------------   -----------
Under $250,000                  4.5%
$250,000 - $499,999             5.5%
$500,000+                       6.5%

The Payment Enhancement Rate currently being offered may increase, decrease, or be eliminated by us at any time.

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.

Dated: September 20, 2010

                Please keep this Supplement with your Prospectus

                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE

                  POLARIS ADVANTAGE VARIABLE ANNUITY PROSPECTUS

                            DATED SEPTEMBER 20, 2010

Depending on the broker-dealer through which you purchase your contract, the following CURRENT PAYMENT ENHANCEMENT LEVELS AND RATES apply to all Purchase Payments made on and after September 20, 2010:

                              PAYMENT
                            ENHANCEMENT
PAYMENT ENHANCEMENT LEVEL       RATE
-------------------------   -----------
Under $100,000                   4%
$100,000 +                       6%

The Payment Enhancement Rate currently being offered may increase, decrease, or be eliminated by us at any time.

The Payment Enhancement Level and the Payment Enhancement Rate currently being offered varies depending on the broker-dealer through which you purchase your contract. However, the fees and withdrawal charges remain the same.

Dated: September 20, 2010

                Please keep this Supplement with your Prospectus


                                   Page 1 of 1